Shareholder Fees (USAA Government Securities Fund) (USAA Government Securities Fund, Government Securities Fund Shares)	0 Months Ended
Oct. 01, 2013
USAA Government Securities Fund | Government Securities Fund Shares
Shareholder Fees:
Redemption Fee	none